                                                                William J. Evers
                                                        Vice President & Counsel
                                                               Tel: 212-314-5027
                                                               Fax: 212-314-3953

                                  March 5, 2012

VIA EDGAR
---------

Alison White, Esquire
United States Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Mail Stop 8629
Washington, DC 20549-8629

RE:  SEPARATE ACCOUNT FP OF AXA EQUITABLE LIFE INSURANCE COMPANY
     POST-EFFECTIVE AMENDMENT NO. 31 TO REGISTRATION STATEMENT ON FORM N-6 FILE NOS.: 333-103199 AND 811-04335

Dear Ms. White:

     AXA Equitable Life Insurance Company ("AXA Equitable" or the "Company) today has transmitted via EDGAR for filing, pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"), Post-Effective Amendment No. 31 and Amendment No. 93 (the "Amendment") to AXA Equitable's Form N-6 Registration Statement under the 1933 Act and the Investment Company Act of 1940, respectively (File Nos.: 333-103199 and 811-04335). The Registrant is Separate Account FP of AXA Equitable Life Insurance Company.

     The Amendment relates to a new version of the Long-Term Care Services(SM) Rider. The new Long-Term Care Services(SM) Rider is an optional benefit that will be available to new Incentive Life Optimizer(R) II policy owners on or about May 14, 2012 in states where it is approved. The Long-Term Care Services(SM) Rider that is currently described in the Incentive Life Optimizer(R) II prospectus will continue to be made available in states where the new rider is pending approval.

     THE LONG-TERM CARE SERVICES(SM) RIDER
     -------------------------------------

     The Long-Term Care Services(SM) Rider is an optional rider that provides for the acceleration of the policy's death benefit in the form of monthly payments if the insured person becomes chronically ill and is receiving qualifying long-term care services in accordance with a plan of care. At the time of policy issue, the policy owner can select the rider with or without the optional Nonforfeiture Benefit. The optional Nonforfeiture Benefit provides for the insured to continue receiving monthly long-term care payments when the policy would have otherwise terminated for other reasons.

     There is an additional charge for the Long-Term Care Services(SM) Rider. The charge varies based on the individual characteristics of the insured, the benefit percentage selected and whether you select the rider with the Nonforfeiture Benefit. The monthly charge for the rider is higher if you select the Nonforfeiture Benefit.

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     THE LONG-TERM CARE SERVICES(SM) RIDER OFFERED BY AXA EQUITABLE AND ITS
     ----------------------------------------------------------------------
     AFFILIATE, MONY LIFE INSURANCE COMPANY OF AMERICA ("MONY AMERICA"), IN
     ----------------------------------------------------------------------
     OTHER VARIABLE UNIVERSAL LIFE POLICIES
     --------------------------------------

     On March 1, 2012, AXA Equitable and MONY America made similar amendments to two additional registration statements to add the Long-Term Care Services(SM) Rider two other variable universal life products registered on Form N-6 (File Nos. 333-104307 and 811-04335 of AXA Equitable and File Nos. 333-134304 and 811-04234 of MONY America). In all respects, the Long-Term Care ServicesSM Rider will work exactly the same in those policies and the disclosure will be nearly identical.

                                    * * * * *

     As noted above, we anticipate making the new Long-Term Care Services(SM) Rider available to new policy owners of the above-referenced variable life insurance products on about May 14, 2012. The prospectus supplement included in this Post-Effective Amendment will be used in conjunction with the prospectus that describes the entire policy. To that end, we would appreciate your comments on the Amendment by Monday, April 2, 2012, or as soon as practicable thereafter. We will then file another Post-Effective Amendment that will address any Staff comments on the supplement. That same Post-Effective Amendment will include all of the following:

     (1)  the updated variable universal life policy prospectus;

     (2)  financial statements of AXA Equitable and Separate Account FP;

     (3) updated portfolio information (including lowest and highest portfolio expense ratios);

     (4)  updated tax information; and

     (5) any additional exhibits (including contract forms) that might be necessary.

     Please contact the undersigned at 212-314-5027 or Christopher E. Palmer at 202-346-4253 of Goodwin Procter LLP, if you have any questions.

                                                Very truly yours,


                                                /s/ William J. Evers
                                                --------------------------------
                                                William J. Evers

cc:  Christopher E. Palmer, Esq.
     Goodwin Procter LLP